Note A - Amortization of Intangible Assets Lives (Details)	12 Months Ended
Dec. 31, 2015
Technology and Drawings [Member] | Minimum [Member]
Intangible assets lives	13 years
Technology and Drawings [Member] | Maximum [Member]
Intangible assets lives	20 years
Customer Relationships [Member] | Minimum [Member]
Intangible assets lives	9 years
Customer Relationships [Member] | Maximum [Member]
Intangible assets lives	15 years
Other Intangible Assets [Member] | Minimum [Member]
Intangible assets lives	2 years
Other Intangible Assets [Member] | Maximum [Member]
Intangible assets lives	18 years